Taxes	12 Months Ended
Dec. 31, 2021
Taxes
Taxes

19. Taxes

	December 31, 2021	December 31, 2020	December 31, 2019
Loss before tax	15,351,914	12,858,599	14,780,604
Tax calculated at a tax rate of 13.99% (2019: 23.40%)	2,147,733	1,798,918	3,458,661
Effect of different tax rates in USA and France	5,398	11,046	926
Deductible expenses charged against equity / deferred costs for issuance of shares	382,829	78,164	39,876
Sale of treasury shares by a subsidiary, recognized as financial income in standalone financial statements	(8,556)	(71,285)	(16,161)
Expenses not deductible for tax purposes	(145,195)	(160,729)	(418,356)
Temporary differences	(954)	(2,515)	(140)
Total tax losses not recognized as deferred tax asset	(2,381,255)	(1,653,599)	(3,064,806)
Income tax expense	—	—	—

The Federal act on Tax Reform and Old Age and Survivors’ Insurance is effective in Switzerland from January 1, 2020. As a result, the income tax rate for companies in Geneva decreased from 23.40% to 13.99%.

The Group has revised certain 2019 comparative amounts in the above tax reconciliation table, which were netted against total tax losses not recognized as a deferred tax asset and therefore did not have any effect on the income tax expense and the consolidated balance sheet.

The Group has decided not to recognize any deferred income tax assets at December 31, 2021, 2020 or 2019. The key factors which have influenced management in arriving at this evaluation are the fact that the Group has not yet a history of making profits and product development remains at an early stage.

The amount of deferred income tax assets that arise from sources other than tax losses carried forward and the amount of deferred income tax liabilities are insignificant compared to the unrecognized tax losses carried forward.

The tax losses carried forward by the Group and their respective expiry dates are as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
2020	—	—	15,982,220
2021	—	1,224,210	1,224,210
2022	3,540,541	3,540,541	3,540,541
2023	141,425,567	141,425,567	141,425,567
2024	290,949	290,949	290,949
2025	3,586,490	3,586,490	3,586,490
2026	23,467,840	23,467,858	23,467,858
2027	9,831,196	9,834,674	—
2028	24,391,568	—	—
Total unrecorded tax losses carry forwards	206,534,151	183,370,289	189,517,835

As of December 31, 2021, the unrecorded tax losses carried forward increased to CHF 206,534,151 (2020: CHF 183,370,289, 2019: CHF 189,517,835). On July 18, 2019, the swiss tax administration accepted to renew CHF 138,115,931 that expires on December 31, 2023.